Note 4 - Personnel Expenses, Including Share-based Remuneration	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of employee benefits [text block]
Note 4.	Personnel Expenses, Including Share-based Remuneration

Accounting Policies

Personnel expenses, other than share-based payments, are recognized at the undiscounted amount due to the employees or the de-facto employees when they have rendered service to Opera or when the liability otherwise arises. Contributions to publicly or privately administered pension insurance plans are recognized as personnel expenses when they are due. Opera has no further payment obligations related to pensions after the contributions have been paid.

Equity awards granted to employees as long-term incentives are classified as equity-settled transactions. Similarly, equity awards granted to Opera employees by Kunlun Tech Co., Ltd. (hereinafter "Kunlun"), the ultimate parent of Opera, are also classified as equity-settled transactions. Opera does not have any obligation to settle the awards granted by Kunlun and such grants do not lead to dilution for Opera’s shareholders because the employees receive shares in Kunlun when the awards are exercised. The cost of equity-settled transactions is determined by the fair value at the date when the grant is made. That cost is recognized in the Statement of Operations, together with a corresponding increase in equity, over the vesting period. The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and Opera’s best estimate of the number of equity instruments that will ultimately vest.

Research and development expenditure predominantly consist of compensation to engineering and technical employees. Personnel expenses related to research activities are expensed as incurred while compensation related to development activities is recognized as an intangible asset when Opera can demonstrate:

●	the technical feasibility of completing the intangible asset so that it will be available for use or sale;
●	its intention to complete the intangible asset and use or sell it;
●	its ability to use or sell the intangible asset;
●

how the intangible asset will generate probable future economic benefits. Among other things, the entity can demonstrate the existence of a market for the output of the intangible asset or the intangible asset itself or, if it is to be used internally, the usefulness of the intangible asset;

●	the availability of adequate technical, financial, and other resources to complete the development and to use or sell the intangible asset; and
●	its ability to measure reliably the expenditure attributable to the intangible asset during its development.

Employee compensation is capitalized from the point in time a project enters the development phase and meets the six criteria for capitalization listed above. Assessing if and when these criteria are met is based on judgment, which takes into account past experiences and expectations about the technical ability to complete the development project intended. The cost of developing new features, together with significant and pervasive improvements of core platform functionality, that meet the criteria above, are capitalized as separate intangible assets or as additions to existing intangible assets. Expenditures related to product maintenance, such as bug fixes, updates needed to comply with changes in laws and regulations, and updates needed to keep pace with the latest trends, are expensed in the period they are incurred.

Personnel Expenses

The table below specifies the amounts of personnel expenses including share-based remuneration (in thousands):

	Year ended December 31,
	2021	2022	2023
Salaries, including bonuses	$43,440	$43,235	$41,890
Social security contribution, excluding amounts related to share-based remuneration	5,371	5,222	5,825
External temporary hires	8,617	10,318	11,796
Defined contribution pension expense	4,477	4,752	3,814
Other personnel-related expenses	2,080	1,758	2,476
Total personnel expenses, excluding share-based remuneration	63,984	65,285	65,801
Share-based remuneration, including related social security contribution	10,466	9,304	16,950
Total personnel expenses, including share-based remuneration	$74,450	$74,588	$82,750

Research and Development Expenditure

The following table specifies the amounts of expensed and capitalized research and development expenditure (in thousands):

	Year ended December 31,
	2021	2022	2023
Total research and development expenditure	44,055	50,537	46,098
Less: Capitalized development expenditure excluded from personnel expenses (Note 10)	4,862	6,825	4,587
Net research and development expenditure recognized as part of personnel expenses	39,193	43,713	41,511

Share-based Remuneration

Opera has adopted a share incentive plan for the purpose of rewarding, attracting, and retaining employees by providing long term incentives in the form of restricted share units (RSUs) and options. Effective from 2022, Kunlun, the ultimate parent of Opera, has enrolled certain employees of Opera in its share incentive plan under which these employees have received options issued by Kunlun as compensation for services they provide to Opera. In these consolidated financial statements, the awards granted by Kunlun are described as RSUs to be consistent with their classification under Chinese securities regulations. Opera does not have any obligation to settle the awards granted by Kunlun and such grants do not lead to dilution for Opera’s shareholders. All counts of RSUs, options and per-unit values related to Opera’s share incentive plan, as disclosed in these consolidated financial statements, are converted to ADS equivalent units, while all counts of RSUs and per-unit values related to Kunlun’s share incentive plan are expressed in units of shares in Kunlun.

The following table specifies the movements in the number of RSUs and options:

	Opera: RSUs		Opera: Options		Kunlun: RSUs (1)
	Number of RSUs	Weighted average grant date fair value	Number of options	Weighted average grant date fair value	Number of RSUs	Weighted average grant date fair value
Outstanding as of January 1, 2022	2,666,525	$9.71	100,000	$3.40	-	$-
Granted during the year	-	-	-	-	3,275,000	1.22
Forfeited during the year	(82,500)	9.97	-	-	(350,000)	1.22
Exercised during the year	(798,750)	9.25	-	-	-	-
Expired during the year	-	-	-	-	-	-
Outstanding as of December 31, 2022	1,785,275	9.90	100,000	3.40	2,925,000	1.22
Regular grants during the year	934,359	8.39	-	-	6,200,000	2.01
Dividend adjustment grants during the year	257,551	-	-	-	-	-
Forfeited during the year	(50,203)	8.66	-	-	(2,000,000)	1.68
Exercised during the year	(1,008,509)	8.37	(60,000)	1.92	(832,500)	1.10
Expired during the year	-	-	-	-	-	-
Outstanding as of December 31, 2023	1,918,473	$8.67	40,000	$5.62	6,292,500	$1.86
(1)	From the exercise of RSUs granted by Kunlun, the employees will acquire shares of Kunlun Tech Co., Ltd., a company listed on the Shenzhen Stock Exchange.

Dividend adjustment grants represent adjustments to the number of un-exercised RSUs based on the yield of dividends paid. These grants are designed to ensure that un-exercised RSUs maintain their value and therefore such grants do not have any incremental value when considered together with the original regular grants.

As of December 31, 2023, the weighted average remaining vesting period for the RSUs and options outstanding under Opera’s share incentive plan was 0.64 years ( December 31, 2022: 0.87 years). The weighted average remaining vesting period for the RSUs outstanding under Kunlun’s share incentive plan was 1.10 years as of December 31, 2023 ( December 31, 2022: 1.17 years).

Estimating fair values for share-based awards requires the identification of an appropriate valuation model, which depends on the terms and conditions of the grants. The fair values of RSUs granted by Opera were measured using a Monte Carlo simulation, while the fair values of options granted by Opera and RSUs granted by Kunlun were measured using a Black-Scholes model. The estimates of fair values also require an assessment of the most appropriate inputs to the valuation model, including grant date fair value of the underlying equity, the expected life of the grant, volatility, and dividend yield. The table below specifies the inputs to the models used for estimating the fair values of the awarded equity units. The table presents the weighted average values across grants within each category of equity award instruments.

	Opera 2023 RSU grants (2)	Kunlun 2022 RSU grants	Kunlun 2023 RSU grants
Equity unit price valuation	$8.46	$2.88	$3.48
Model Used	Monte Carlo	Black-Scholes	Black-Scholes
Expected Volatility (%) (1)	50.5%	25.5%	24.6%
Risk free interest rate (%) (1)	4.9%	2.2%	2.1%
Duration of initial simulation period (years to longstop date)	2.49	N/A	N/A
Duration of second simulation period with postponed exercise (years)	3.00	N/A	N/A
Exercise price	$-	$1.77	$1.54
Fair value at the measurement date	$8.39	$1.22	$2.01
(1)	Specified value is 4 years (modeled on yearly basis).
(2)	Excluding dividend adjustment grants.

The equity cost of each award is recognized on a straight-line basis over the vesting period. Opera accrues for social security contributions based on the market price of the ADSs at the reporting date, with a straight-line recognition over the vesting period consistent with the equity cost.

Compensation for Key Management Personnel

The table below specifies the amounts of compensation for key management personnel, which include the directors and executive officers of Opera (in thousands):

	Year ended December 31,
	2021	2022	2023
Short-term employee benefits	$2,046	$2,371	$2,495
Post-employment and medical benefits	60	56	72
Share-based payment transactions	1,209	1,488	1,693
Total compensation for key management personnel	$3,315	$3,914	$4,260

The amounts disclosed in the table above are the amounts recognized as an expense during the reporting period. No loans have been granted and no guarantees have been issued to key management personnel. Key management personnel do not have any agreements for compensation upon termination or change of employment or directorship.